Financial instruments - Fair value and risk management, Interest-Bearing Financial Instruments (Details)	12 Months Ended
	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)
Financial assets measured at fair value [Abstract]
Carrying amount	$ 116,923,727		$ 192,791,990
Interest Rate Risk [Member]
Financial assets measured at fair value [Abstract]
Carrying amount	116,923,727		192,791,990
Effects recognized in P & L	$ (75,868,263)		200,739,870
Interest Rate Risk [Member] | Interest Rate Swaps [member]
Interest rate risks [Abstract]
Percentage of interest rate risk exposure adopted	70.00%
Hedge ratio	1
Interest Rate Risk [Member] | Sabadell [Member] | Level 2 [Member]
Financial assets measured at fair value [Abstract]
Nominal amount		$ 73,376,432		$ 76,367,805
Carrying amount	$ 68,146,850		114,002,838
Effects recognized in P & L	(45,855,988)		119,432,687
Interest Rate Risk [Member] | Caixabank [Member] | Level 2 [Member]
Financial assets measured at fair value [Abstract]
Nominal amount		$ 57,438,000		$ 60,000,000
Carrying amount	48,776,877		78,789,152
Effects recognized in P & L	$ (30,012,275)		$ 81,307,183